Note Transfers of financial assets and servicing rights (Initial fair value of assets obtained as proceeds from residential mortgage loans securitized) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 785,501	$ 1,100,670
GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	613,000	869,000
FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	163,000	219,000
Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	715,541	1,088,121
Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	571,602	869,210
Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	143,939	218,911
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	9,889	12,549
Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	60,071
Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	41,466
Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	18,605
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 1 | Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 1 | Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	775,612	1,088,121
Level 2 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	715,541	1,088,121
Level 2 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	571,602	869,210
Level 2 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	143,939	218,911
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2 | Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	60,071
Level 2 | Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	41,466
Level 2 | Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	18,605
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	9,889	12,549
Level 3 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	9,889	$ 12,549
Level 3 | Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 3 | Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 3 | Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 0